Note 30 - Income Tax - Reconciliation of Income Tax Expense (Benefit) and Profit (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Income tax (benefit) expense calculated at weighted-average statutory tax rate (1)	$ (1,272,789)	$ 1,487,031	$ 4,286,824
Non-taxable income	0	(1,193,607)	0
Non-deductible expenses not related to revenue	1,001,166	0	0
Expected credit losses	964,557	74,848	913,745
Prior year income tax adjustments	(20,967)	0	0
Utilization of tax losses	(330,616)	(1,679,086)	(2,992,590)
Temporary differences not recognized	0	0	1,308,011
Income tax expense (benefit)	$ 341,351	$ (1,310,814)	$ 3,515,990